RELATED PARTY TRANSACTIONS (Details)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)
Due to Related Parties, Current	$ 3,354,168		$ 3,277,471
Mr. Yonghong Che
Equity Method Investment, Ownership Percentage	9.30%	9.30%
Mr. Haigang Yan
Due to Related Parties, Current	$ 3,136,910		3,065,181
Equity Method Investment, Ownership Percentage	9.80%	9.80%
Loan borrowed | ¥		¥ 20,000,000
Mr. Bingshan Guo
Due to Related Parties, Current	$ 217,258		$ 212,290
Equity Method Investment, Ownership Percentage	23.30%	23.30%